9. ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2013
Asset Retirement Obligations Tables
Schedule of Asset Retirement Obligations
	Six Month Period Ended June 30,	Year Ended December 31,
	2013	2012	2011
	(unaudited)

Asset retirement obligations, beginning of period	$2,271,999	$2,331,865	$86,277
Additions to asset retirement obligation	21,615	44,305	2,432,961
Liabilities settled during the period	(47,807)	(100,704)	(201,206)
Accretion of discount	79,413	273,564	13,833
Revision of estimate		(277,031)
Asset retirement obligations, end of period	$2,325,220	$2,271,999	$2,331,865